BANK DEBT (Schedule of Debt Principal Repayments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
BANK DEBT [Abstract]
July 3, 2015	$ 15,000
July 3, 2016	15,000
July 3, 2017	18,596
Total maturities of debt	$ 48,596	$ 63,596